Disposal groups classified as held for sale (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Disposal groups classified as held for sale
Assets	€ 32,735,034	€ 33,566,579	€ 34,336,099
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Assets	168,252	161,013
Disposal group classified as held for sale in Brazil, Kazakhstan and Malaysia | Care Delivery | Non-recurring fair value measurement
Disposal groups classified as held for sale
Assets	€ 88,405	€ 82,544